Schedule I - Financial Information of Parent Company (Detail) - Financial Information of Parent Company - Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Ordinary shares, par value (in Dollars per share)	$ 0.00013	$ 0.00013
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	110,955,383	110,935,383
Ordinary shares, shares outstanding	110,955,383	110,935,383
Parent Company [Member]
Ordinary shares, par value (in Dollars per share)	$ 0.00013	$ 0.00013
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	110,955,383	110,935,383
Ordinary shares, shares outstanding	110,955,383	110,935,383